File No. 2-79103


                   SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, D.C. 20549-1004

                             POST-EFFECTIVE
                            AMENDMENT NO. 11

                                   TO

                                FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


          THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 88
                          (Exact Name of Trust)

                          NIKE SECURITIES L.P.
                        (Exact Name of Depositor)

                          1001 Warrenville Road
                         Lisle, Illinois  60532

      (Complete address of Depositor's principal executive offices)



          NIKE SECURITIES L.P.     CHAPMAN AND CUTLER
          Attn:  James A. Bowen    Attn:  Eric F. Fess
          1001 Warrenville Road    111 West Monroe Street
          Lisle, Illinois  60532   Chicago, Illinois  60603


            (Name and complete address of agents for service)


It is proposed that this filing will become effective (check appropriate box)

:____:    immediately upon filing pursuant to paragraph (b)
:__X_:    October 31, 1996
:____:    60 days after filing pursuant to paragraph (a)
:____:    on (date) pursuant to paragraph (a) of rule (485 or 486)

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the issuer has registered an indefinite amount of securities. A 24f-2 Notice for the offering was last filed on June 14, 1996.


                  CONTENTS OF POST-EFFECTIVE AMENDMENT
                        OF REGISTRATION STATEMENT

     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The purpose of the Amendment

                          The signatures

                         The Consent of Independent Auditors

                         Financial Data Schedule



                      THE PURPOSE OF THE AMENDMENT

     The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of The First Trust of Insured Municipal Bonds, Series 88 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.

                               SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust of Insured Municipal Bonds, Series 88, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on October 31, 1996.

                         THE FIRST TRUST OF INSURED MUNICIPAL BONDS,
                           SERIES 88
                                                             (Registrant)
                         By      NIKE SECURITIES L.P.
                                                              (Depositor)


                         By      Robert M. Porcellino
                                 Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title*                  Date

Robert D. Van Kampen  Sole Director of    )
                      Nike Securities     )
                     Corporation, the     )
                      General Partner     ) October 31, 1996
                  of Nike Securities L.P. )
                                          )
                                          )
                                          )Robert M. Porcellino
                                          )Attorney-in-Fact**


*The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., the Depositor.

**An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                     CONSENT OF INDEPENDENT AUDITORS

We consent to the reference to our firm under the caption "Experts" and to the use of our report dated September 27, 1996 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The First Trust of Insured Municipal Bonds dated October 25, 1996.


                                 ERNST & YOUNG LLP


Chicago, Illinois
October 24, 1996